UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE


"Report for the Calendar Year or Quarter Ended:  September 30, 1999"

Check here if Amendment  [    ] ;  Amendment Number:
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

"Name:      Provident Investment Management, LLC"
Address:  1 Fountain Square
"                Chattanooga, TN  37402"

13F File Number:    28-6998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and " "that it is understood that all required items, statements," "schedules, lists and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Fussell
"Title:      Vice President, Investments"
Phone:   423-755-1916
"Signature, Place, and Date of Signing:"

"     David Fussell     Chattanooga, Tennessee     November 11, 1999"

Report Type  (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[    ]       13F NOTICE.
[    ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Unum Life Insurance Company of America
Unum Employees Lifecycle Plan

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:,,124

Form 13F Information Table Value Total:,,"596,909"

List of Other Included Managers:,,

No.          13F File Number          Name,,

01                                    Unum Life Insurance Company of America,,
02                                    Unum Employees Lifecycle Plan,,

      ,,




       ,   ,,,   ,,,,,,,
FORM 13F INFORMATION TABLE,,,,,,,,,,,
,,,VALUE,SHARES/,SH/,PUT/,INVSTMT,OTHER,VOTING AUTHORITY,,
NAME OF ISSUER,TITLE OF CLASS,CUSIP,(X$1000),PRN AMT,PRN,CALL,DSCRET,MANAGERS,SOLE,SHARED,NONE

GLOBAL CROSSING LTD,COM,G3921A100,1749,66010,SH,,DEFINED,,66010,,
GLOBAL CROSSING LTD,COM,G3921A100,3260,123000,SH,,SOLE,2,123000,,
A T&T CORP,COM,1957109,2967,68199,SH,,DEFINED,,68199,,
ALLIED WASTE INDS INC,COM PAR $.01 NEW,19589308,1436,122900,SH,,DEFINED,,122900,,
ALLIED WASTE INDS INC,COM PAR $.01 NEW,19589308,2263,193600,SH,,SOLE,2,193600,,
ALTERA CORP,COM,21441100,5509,127000,SH,,SOLE,2,127000,,
ALZA CORP DEL,SUB DB CON 5%,022615AD0,2654,2200000,PRN,,SOLE,,2200000,,
AMERICA ONLINE INC DEL,COM,02364J104,1915,18400,SH,,DEFINED,,18400,,
AMERICAN EXPRESS CO,COM,25816109,9315,69000,SH,,DEFINED,,69000,,
AMERICAN GEN DEL LLC,MIPS SER A,02637G200,12376,154700,SH,,SOLE,,154700,,
APARTMENT INVT & MGMT CO,PFD CONV CL K,03748R705,2970,120000,SH,,SOLE,,120000
BANK OF AMERICA CORPORATION,COM,60505104,3620,65000,SH,,DEFINED,,65000
BRISTOL MYERS SQUIBB CO,COM,110122108,6467,95800,SH,,DEFINED,,95800
CVS CORP,COM,126650100,4898,120000,SH,,SOLE,2,120000
CAPSTAR HOTEL CO,SUB NT CV 4.75%,140918AC7,2083,3000000,PRN,,SOLE,,3000000
CENDANT CORP,COM,151313103,1044,58817,SH,,DEFINED,,58817
CHASE MANHATTAN CORP NEW,COM,16161A108,4854,64400,SH,,DEFINED,,64400
CIENA CORP,COM,171779101,2829,77500,SH,,SOLE,2,77500
CINCINNATI BELL INC,COM,171870108,1252,64400,SH,,DEFINED,,64400
CISCO SYS INC,COM,17275R102,16229,236700,SH,,DEFINED,,236700
CISCO SYS INC,COM,17275R102,26088,380500,SH,,SOLE,2,380500
CITIZENS UTILS TR,PFD EPPICS CV,177351202,2229,44800,SH,,SOLE,,44800
COCA COLA CO,COM,191216100,2586,53600,SH,,DEFINED,,53600
COLGATE PALMOLIVE CO,COM,194162103,6405,140000,SH,,SOLE,2,140000
COMCAST CORP,CL A SPL,200300200,9769,245000,SH,,DEFINED,,245000
COMPUTER ASSOC INTL INC,COM,204912109,4676,76500,SH,,DEFINED,,76500
CORNING INC,COM,219350105,1865,27200,SH,,DEFINED,,27200
DELL COMPUTER CORP,COM,247025109,3345,80000,SH,,SOLE,2,80000
DISNEY WALT CO,COM,254687106,2457,94500,SH,,DEFINED,,94500
DISNEY WALT CO,COM,254687106,4446,171000,SH,,SOLE,2,171000
DURA PHARMACEUTICALS INC,SUB NT CV 3.5%,26632SAA7,5753,7375000,PRN,,SOLE,,7375000
E M C CORP MASS,COM,268648102,2141,30000,SH,,SOLE,2,30000
ERICSSON L M TEL CO,ADR CL B SEK10,294821400,12313,394000,SH,,SOLE,2,394000
FINOVA FIN TR,TOPRS CV 9.16%,3.18E+211,3139,60000,SH,,SOLE,,60000
FIRST DATA CORP,COM,319963104,2049,46700,SH,,DEFINED,,46700
GANNETT INC,COM,364730101,3944,57000,SH,,DEFINED,,57000
GAP INC DEL,COM,364760108,1600,50000,SH,,SOLE,2,50000
GENERAL ELEC CO,COM,369604103,8655,73000,SH,,DEFINED,,73000
GILLETE CO,COM,375766102,1928,56800,SH,,DEFINED,,56800
GILLETE CO,COM,375766102,8376,246800,SH,,SOLE,2,246800
HALTER MARINE GROUP INC,SR SB NT CV 4.5%,40642YAC9,777,1250000,PRN,,SOLE,,1250000
HEALTHSOUTH CORP,COM,421924101,1142,186400,SH,,DEFINED,,186400
HEWLETT PACKARD CO,COM,428236103,7632,84100,SH,,SOLE,2,84100
HILTON HOTELS CORP,SUB NT CONV 5%,432848AL3,645,800000,PRN,,SOLE,,800000
HOME DEPOT INC,SB NT CV 3.25%,437076AE2,9584,3200000,PRN,,SOLE,,3200000
INACOM CORP,COM,45323G109,346,37700,SH,,DEFINED,,37700
INTEL CORP,COM,458140100,7476,100600,SH,,DEFINED,,100600
INTEL CORP,COM,458140100,14209,191200,SH,,SOLE,2,191200
INTERPUBLIC GROUP COS INC,SB NT CV 144A,460690AG5,1112,1200000,PRN,,SOLE,,1200000
JOHNSON & JOHNSON,COM,478160104,3932,42792,SH,,DEFINED,,42792
KIMBERLY CLARK CORP,COM,494368103,5486,104000,SH,,SOLE,2,104000
KROGER CO,COM,501044101,1972,89400,SH,,DEFINED,,89400
KROGER CO,COM,501044101,1829,82900,SH,,SOLE,2,82900
LEAR CORP,COM,521865105,2009,57100,SH,,DEFINED,,57100
LILLY ELI & CO,COM,532457108,3935,61300,SH,,DEFINED,,61300
LILLY ELI & CO,COM,532457108,6611,103000,SH,,SOLE,2,103000
LOWES COS INC,COM,548661107,570,11700,SH,,DEFINED,,11700
LOWES COS INC,COM,548661107,4388,90000,SH,,SOLE,2,90000
LUCENT TECHNOLOGIES INC,COM,549463107,5980,92180,SH,,DEFINED,,92180
MCI WORLDCOM INC,COM,55268B106,11550,160700,SH,,DEFINED,,160700
MCI WORLDCOM INC,COM,55268B106,4313,60000,SH,,SOLE,2,60000
MAGNA INTL INC,SUB DEB CV 5%,559222AE4,1006,1000000,PRN,,SOLE,,1000000
MCDONALDS CORP,COM,580135101,2932,67800,SH,,DEFINED,,67800
MEDTRONIC INC,COM,585055106,3699,104000,SH,,DEFINED,,104000
MERCK & CO INC,COM,589331107,3305,51000,SH,,DEFINED,,51000
MICROSOFT CORP,COM,594918104,13548,149600,SH,,DEFINED,,149600
MICROSOFT CORP,COM,594918104,21916,242000,SH,,SOLE,2,242000
NATIONAL AUSTRALIA BK LTD,CAP UTS EXCHBL,632525309,13961,510000,SH,,SOLE,,510000
NATIONAL DATA CORP,COM,635621105,585,22500,SH,,DEFINED,,22500
NEWELL RUBBERMAID INC,COM,651229106,1968,68900,SH,,DEFINED,,68900
NEWELL RUBBERMAID INC,COM,651229106,2571,90000,SH,,SOLE,2,90000
OFFICE DEPOT INC,COM,676220106,1503,143150,SH,,DEFINED,,143150
OMNICOM GROUP INC,SBDB CONV 144A,681919AC0,1267,500000,PRN,,SOLE,,500000
ORACLE CORP,COM,68389X105,4832,106200,SH,,DEFINED,,106200
PEPSICO INC,COM,713448108,2794,91600,SH,,DEFINED,,91600
PEPSICO INC,COM,713448108,10230,335400,SH,,SOLE,2,335400
PERSONNEL GROUP AMER INC,SB NT CV 5.75%,715338AE9,2332,3250000,PRN,,SOLE,,3250000
PFIZER INC,COM,717081103,18942,528000,SH,,SOLE,2,528000
PHYCOR INC,SUB DB CV 4.5%,71940FAB6,2905,4000000,PRN,,SOLE,,4000000
PROCTER & GAMBLE CO,COM,742718109,2531,27000,SH,,DEFINED,,27000
PROCTER & GAMBLE CO,COM,742718109,9375,100000,SH,,SOLE,2,100000
ROYAL DUTCH PETE CO,NY REG GLD 1.25,780257804,2191,37100,SH,,DEFINED,,37100
SCI SYS INC,COM,783890106,3928,88400,SH,,DEFINED,,88400
SAFEWAY INC,COM NEW,786514208,5580,146600,SH,,DEFINED,,146600
SAFEWAY INC,COM NEW,786514208,2855,75000,SH,,SOLE,2,75000
SARA LEE CORP,COM,803111103,2338,100000,SH,,DEFINED,,100000
SCHERING PLOUGH CORP,COM,806605101,8900,204000,SH,,SOLE,2,204000
SCHLUMBERGER LTD,COM,806857108,1159,18600,SH,,DEFINED,,18600
SCHLUMBERGER LTD,COM,806857108,3116,50000,SH,,SOLE,2,50000
SERVICE CORP  INTL,COM,817565104,486,46000,SH,,DEFINED,,46000
SPRINT CORP,COM FON GROUP,852061100,1864,25000,SH,,DEFINED,,25000
SPRINT CORP,PCS COM SER 1,852061506,5425,100000,SH,,DEFINED,,100000
STAPLES INC,COM,855030102,654,30000,SH,,DEFINED,,30000
STAPLES INC,COM,855030102,4144,190000,SH,,SOLE,2,190000
SUNRISE ASSISTED LIVING INC,COM,86768K106,2152,81000,SH,,DEFINED,,81000
SUNRISE ASSISTED LIVING INC,COM,86768K106,2656,100000,SH,,SOLE,2,100000
SUNRISE ASSISTED LIVING INC,SB NT CV 144A,86768KAA4,961,1000000,PRN,,SOLE,,1000000
SUNRISE ASSISTED LIVING INC,SUB NT CV 5.5%,86768KAC0,1923,2000000,PRN,,SOLE,,2000000
TELLABS INC,COM,879664100,6502,114200,SH,,SOLE,2,114200
TENET HEALTHCARE CORP,COM,88033G100,1431,81500,SH,,DEFINED,,81500
TEXTRON INC,COM,883203101,3946,51000,SH,,DEFINED,,51000
THERMO CARDIOSYSTEMS INC,SB DB CV 144A,88355KAA9,1898,2300000,PRN,,SOLE,,2300000
THERMO ECOTEK CORP,COM,88355R106,156,17200,SH,,DEFINED,,17200
THERMO ECOTEK CORP,SB DB CV 144A,88355RAB2,5916,6800000,PRN,,SOLE,,6800000
THERMO ELECTRON CORP,COM,883556102,571,42500,SH,,DEFINED,,42500
THERMO ELECTRON CORP,SUB DB CV 144A,883556AF9,3531,4050000,PRN,,SOLE,,4050000
THERMO FIBERTEK INC,SUB DB CV 144A,88355WAA3,4394,5200000,PRN,,SOLE,,5200000
THERMOTREX CORP,GTD SB DB CV 3.25%,883666AA7,1023,1500000,PRN,,SOLE,,1500000
TIME WARNER INC,COM,887315109,14240,234400,SH,,SOLE,2,234400
TYCO INTL LTD NEW,COM,902124106,4925,47700,SH,,DEFINED,,47700
TYCO INTL LTD NEW,COM,902124106,3190,30900,SH,,SOLE,2,30900
UNUMPROVIDENT CORP,COM,91529Y106,13211,448784,SH,,SOLE,2,448784
UNITED RENTALS INC,COM,911363109,1818,83600,SH,,DEFINED,,83600
VIACOM INC,CL B,925524308,1322,31288,SH,,DEFINED,,31288
VODAFONE GROUP PLC,SPONSORED ADR,92857T107,5468,23000,SH,,DEFINED,,23000
VODAFONE GROUP PLC,SPONSORED ADR,92857T107,17917,75362,SH,,SOLE,,75362
WAL MART STORES INC,COM,931142103,4414,92800,SH,,DEFINED,,92800
WAL MART STORES INC,COM,931142103,3329,70000,SH,,SOLE,2,70000
WASHINGTON MUT INC,COM,939322103,2419,82700,SH,,DEFINED,,82700
WASTE MGMT INC DEL,COM,94106L109,1553,80700,SH,,DEFINED,,80700
WASTE MGMT INC DEL,SUB NT CONV 4%,94106LAA7,11586,13000000,PRN,,SOLE,,13000000
WEATHERFORD INTL INC,COM,947074100,1709,53400,SH,,DEFINED,,53400
WILLIAMS COS INC DEL,COM,969457100,5347,142100,SH,,DEFINED,,142100
XEROX CORP,COM,984121103,3607,86000,SH,,SOLE,2,86000
        ,,,,,,,,,